Summary of Significant Accounting Policies - Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs (Details) - Private Warrants [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Fair value	$ 947	$ 661
Settlements
Change in fair value	(897)	286
Fair value	$ 50	$ 947